RELATED PARTY TRANSACTIONS (Details)		6 Months Ended		12 Months Ended
	May 23, 2026 EUR (€)	Jun. 30, 2026 $ / shares	Jun. 30, 2026 EUR (€) shares	Dec. 31, 2027 EUR (€) shares	Dec. 31, 2025 $ / shares	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)
RELATED PARTY TRANSACTIONS
Share-based compensation for key management personnel | €			€ 1,400,000
Loans from shareholders
RELATED PARTY TRANSACTIONS
Debt outstanding | €							€ 21,000,000
Black forest term loan facility, first tranche
RELATED PARTY TRANSACTIONS
Debt outstanding | €							€ 574,000
Interest rate on borrowings							15.00%
Conversion share price | $ / shares					$ 2.15
Exercise window term					5 years
Shareholder | Loans from shareholders
RELATED PARTY TRANSACTIONS
Debt converted | €	€ 30,750,000
Debt outstanding | €						€ 17,500,000
Black Forest Special Situations I | Black forest term loan facility, first tranche
RELATED PARTY TRANSACTIONS
Debt outstanding | €						€ 2,500,000
Interest rate on borrowings						15.00%
Conversion share price | $ / shares		$ 2.15
Key management personnel | Rauch
RELATED PARTY TRANSACTIONS
Shares receive per month			6,000
Share options			50,000
Share option term			6 months
Strike price | $ / shares		4
Volume-weighted average term			6 months
Exercise window term			5 years
Incentive variable salary of shares			35,000
Underperformance percentage			30.00%
Overperformance percentage			30.00%
Maximum overperformance			200.00%
Key management personnel | Rauch | Forecast
RELATED PARTY TRANSACTIONS
Share options				50,000
Share option term				6 months
Exercise window term				5 years
Incentive variable salary of shares				35,000
Underperformance percentage				30.00%
Overperformance percentage				30.00%
Maximum overperformance				200.00%
Fixed salary amount used to determine the number of shares | €				€ 250,000
Preceding period				6 months
Key management personnel | Schuetz
RELATED PARTY TRANSACTIONS
Shares receive per month			6,000
Share options			50,000
Share option term			6 months
Strike price | $ / shares		$ 4.00
Volume-weighted average term			6 months
Exercise window term			5 years
Incentive variable salary of shares			35,000
Underperformance percentage			30.00%
Overperformance percentage			30.00%
Maximum overperformance			200.00%
Key management personnel | Schuetz | Forecast
RELATED PARTY TRANSACTIONS
Share options				50,000
Share option term				6 months
Exercise window term				5 years
Incentive variable salary of shares				35,000
Underperformance percentage				30.00%
Overperformance percentage				30.00%
Maximum overperformance				200.00%
Fixed salary amount used to determine the number of shares | €				€ 250,000
Preceding period				6 months